Fair Value Measurements - Summary Of Change in Derivative Warrant Liabilities Measured At Fair Value (Detail) - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance		$ 15,871,750			$ 15,871,750
Change in fair value of warrant liabilities	$ 11,060,000			$ 2,355,500	4,740,000
Derivative warrant liabilities, Ending balance	20,611,750		$ 15,871,750	15,871,750	20,611,750
Derivative Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities, Beginning balance	4,376,750	15,871,750			15,871,750
Transfer of public warrant liabilities to Level 1		(8,625,000)	13,516,250
Change in fair value of warrant liabilities		(2,870,000)	2,355,500
Transfer of Private Placement Warrants to Level 2	(4,376,750)
Derivative warrant liabilities, Ending balance	$ 0	$ 4,376,750	$ 15,871,750	$ 15,871,750	$ 0